Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Impaired Loans by Loan Portfolio Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Average recorded investment	$ 224	$ 321
Recorded investment	140	321
Unpaid principal balance	140	328
Interest income recognized	12	5
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Average recorded investment, with no related allowance recorded	66	171
Recorded investment, with no related allowance recorded		171
Unpaid principal balance, with no related allowance recorded		178
Interest income recognized, with no related allowance recorded		1
Average recorded investment	66	171
Recorded investment		171
Unpaid principal balance		178
Interest income recognized		1
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Average recorded investment, with no related allowance recorded	9	19
Recorded investment, with no related allowance recorded	9	19
Unpaid principal balance, with no related allowance recorded	9	19
Interest income recognized, with no related allowance recorded		3
Average recorded investment	9	19
Recorded investment	9	19
Unpaid principal balance	9	19
Interest income recognized		3
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Average recorded investment, with no related allowance recorded	131	131
Recorded investment, with no related allowance recorded	131	131
Unpaid principal balance, with no related allowance recorded	131	131
Interest income recognized, with no related allowance recorded	12	1
Average recorded investment	131	131
Recorded investment	131	131
Unpaid principal balance	131	131
Interest income recognized	12	$ 1
Commercial Portfolio Segment [Member]
Average recorded investment, with no related allowance recorded	18
Average recorded investment	$ 18